Debt - Additional Information (Detail)						1 Months Ended					12 Months Ended	1 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Sep. 30, 2014 Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2014 Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2011 Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2011 5.250% CIFE Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2011 6.250% CIFE Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2014 2.750% Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Sep. 30, 2014 2.875% Senior Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Jan. 31, 1996 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member] USD ($)	Dec. 31, 2014 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member]	Jan. 31, 1996 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member] Minimum [Member]	Jun. 30, 2010 7.875% Senior Notes [Member] Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member] USD ($)	Nov. 30, 2011 6.250% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Oct. 31, 2012 3.875% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Apr. 30, 2013 3.625% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Oct. 31, 2013 3.250% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Jun. 30, 2014 3.375% Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] New Credit Facility [Member] EUR (€)	Dec. 31, 2014 Revolving Credit Facility [Member] Old Credit Facility [Member] EUR (€)
Debt Instrument [Line Items]
Credit facility	$ 2,700,000,000
Credit facility, term																			5 years	3 years
Revolving credit facility, amount						1,000,000,000	1,200,000,000	1,000,000,000	700,000,000	254,000,000			1,500,000,000	500,000,000	750,000,000	600,000,000	500,000,000	500,000,000	1,750,000,000	2,000,000,000
Debt instrument, maturity date																				Feb. 29, 2016
Weighted-average interest rate on consolidated debt	3.70%	3.70%
Bonds, maturity year						2015	2018	2019	2021	2016			2017	2016	2015	2018	2017	2019
Bonds, interest rate						5.25%	6.25%	2.75%	2.875%	7.25%			7.875%	6.25%	3.875%	3.625%	3.25%	3.375%
Debt instrument borrowing capacity amount			€ 10,000,000,000	€ 10,000,000,000	€ 10,000,000,000
Debt, redemption price as a percentage of principal amount												100.00%	100.00%
Debt, redemption description											The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points.